Financial Instruments And Financial Risk Management - Summary of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	$ 1,078,407
Less Than 1 Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	153,528
1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	513,664
3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	101,804
More than 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	309,411
Accounts payable & Accrued liabilities
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	95,817
Accounts payable & Accrued liabilities | Less Than 1 Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	95,817
Accounts payable & Accrued liabilities | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Accounts payable & Accrued liabilities | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Accounts payable & Accrued liabilities | More than 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Operating leases liabilities
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	306,564
Operating leases liabilities | Less Than 1 Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	28,417
Operating leases liabilities | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	58,172
Operating leases liabilities | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	58,726
Operating leases liabilities | More than 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	161,249
Finance lease liabilities
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	43,742
Finance lease liabilities | Less Than 1 Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	4,882
Finance lease liabilities | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	10,166
Finance lease liabilities | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	10,357
Finance lease liabilities | More than 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	18,337
Deferred consideration, long-term
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	6,577
Deferred consideration, long-term | Less Than 1 Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Deferred consideration, long-term | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	6,577
Deferred consideration, long-term | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Deferred consideration, long-term | More than 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Long-term notes and loans payable and Short-term borrowings
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	603,257
Long-term notes and loans payable and Short-term borrowings | Less Than 1 Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	23,347
Long-term notes and loans payable and Short-term borrowings | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	428,276
Long-term notes and loans payable and Short-term borrowings | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	29,522
Long-term notes and loans payable and Short-term borrowings | More than 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	122,112
Tax receivable agreement liability
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	14,564
Tax receivable agreement liability | Less Than 1 Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	1,065
Tax receivable agreement liability | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	2,587
Tax receivable agreement liability | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	3,199
Tax receivable agreement liability | More than 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	7,713
Other long-term liabilities
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	7,886
Other long-term liabilities | Less Than 1 Year
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Other long-term liabilities | 1 to 3 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	7,886
Other long-term liabilities | 3 to 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	0
Other long-term liabilities | More than 5 Years
Disclosure Of Contractual Obligations [Line Items]
Contractual Obligations	$ 0